Material Partly-Owned Subsidiaries - Summary of Financial Information of Subsidiaries (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Southern Kuzbass Coal Company (SKCC) and subsidiaries [member]
Disclosure of subsidiaries [line items]
Proportion of equity interest held by non-controlling interests	0.90%	0.90%
Kuzbass Power Sales Company (KPSC) [member]
Disclosure of subsidiaries [line items]
Proportion of equity interest held by non-controlling interests	27.90%	27.90%
Chelyabinsk Metallurgical Plant (CMP) [member]
Disclosure of subsidiaries [line items]
Proportion of equity interest held by non-controlling interests	6.30%	6.30%
Beloretsk Metallurgical Plant (BMP) [member]
Disclosure of subsidiaries [line items]
Proportion of equity interest held by non-controlling interests	8.60%	8.60%
Korshunov Mining Plant (KMP) [member]
Disclosure of subsidiaries [line items]
Proportion of equity interest held by non-controlling interests	10.00%	10.00%
Urals Stampings Plant (USP) [member]
Disclosure of subsidiaries [line items]
Proportion of equity interest held by non-controlling interests	10.00%	10.00%
Izhstal [member]
Disclosure of subsidiaries [line items]
Proportion of equity interest held by non-controlling interests	10.00%	10.00%